Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (95.1%)
Albania (0.1%)
Sovereign (0.1%)
Albania Government International Bond,
3.50%, 10/9/25	EUR	109	$98

Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
8.00%, 11/26/29		$550	415
8.00%, 11/26/29 (a)		1,400	1,057
9.38%, 5/8/48 (a)		200	136
			1,608
Argentina (0.4%)
Corporate Bond (0.2%)
Provincia de Cordoba,
6.88%, 12/10/25		456	348

Sovereign (0.2%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (b)		1,310	282
			630
Armenia (0.5%)
Sovereign (0.5%)
Republic of Armenia International Bond,
3.60%, 2/2/31		500	341
3.95%, 9/26/29		550	392
			733
Azerbaijan (0.5%)
Sovereign (0.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		808	653

Bahrain (1.4%)
Sovereign (1.4%)
Bahrain Government International Bond,
7.50%, 9/20/47		2,500	1,993

Barbados (1.5%)
Sovereign (1.5%)
Barbados Government International Bond,
6.50%, 10/1/29		2,410	2,138

Benin (1.6%)
Sovereign (1.6%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	981	659
4.95%, 1/22/35		2,345	1,459
6.88%, 1/19/52		273	170
			2,288

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Brazil (1.7%)
Corporate Bonds (1.4%)
Arcos Dorados BV,
6.13%, 5/27/29 (a)	$250	227
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	530	429
Hidrovias International Finance SARL,
4.95%, 2/8/31	1,000	773
Natura &Co Luxembourg Holdings Sarl,
6.00%, 4/19/29 (a)	500	412
Suzano Austria GmbH,
3.75%, 1/15/31	225	177
		2,018
Sovereign (0.3%)
Brazilian Government International Bond,
3.88%, 6/12/30	590	489
		2,507
Chile (1.8%)
Corporate Bonds (0.9%)
AES Andes SA,
7.13%, 3/26/79	459	404
VTR Comunicaciones SpA,
4.38%, 4/15/29	622	387
5.13%, 1/15/28	808	547
		1,338
Sovereign (0.9%)
Chile Government International Bond,
3.50%, 1/25/50 (c)	1,570	1,072
3.86%, 6/21/47	250	185
		1,257
		2,595
China (2.7%)
Corporate Bonds (0.4%)
KWG Group Holdings Ltd.,
7.88%, 9/1/23	430	111
Shimao Group Holdings Ltd.,
5.60%, 7/15/26	970	123
Sunac China Holdings Ltd.,
8.35%, 4/19/23 (d)	1,080	157
Times China Holdings Ltd.,
5.55%, 6/4/24	480	72
6.75%, 7/16/23	410	88
		551
Sovereign (2.3%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	970	921
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,770	1,592

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (a)		780	761
			3,274
			3,753
Colombia (2.3%)
Corporate Bond (0.2%)
Millicom International Cellular SA,
4.50%, 4/27/31 (a)		384	275

Sovereign (2.1%)
Colombia Government International Bond,
3.00%, 1/30/30		1,791	1,287
4.13%, 5/15/51		580	313
5.00%, 6/15/45		2,230	1,358
			2,958
			3,233
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		505	464
7.00%, 4/4/44		680	568
			1,032
Dominican Republic (3.8%)
Sovereign (3.8%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)		400	302
5.30%, 1/21/41 (a)		550	374
5.50%, 2/22/29 (a)		490	424
5.88%, 1/30/60		500	332
5.88%, 1/30/60 (a)		1,190	790
6.85%, 1/27/45 (a)		1,252	979
6.88%, 1/29/26		500	488
6.88%, 1/29/26 (a)		1,000	977
7.45%, 4/30/44 (a)		800	675
			5,341
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		351	103
1.50%, 7/31/40 (a)(b)		1,421	423
1.50%, 7/31/40 (b)		522	155
2.50%, 7/31/35 (a)(b)		2,302	763
2.50%, 7/31/35 (b)		550	182
5.50%, 7/31/30 (a)(b)		1,184	566
			2,192
Egypt (2.4%)
Sovereign (2.4%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	335
6.38%, 4/11/31 (a)		800	459

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

7.50%, 2/16/61 (a)	$1,030	547
7.90%, 2/21/48 (a)	490	257
8.15%, 11/20/59 (a)	2,000	1,085
8.88%, 5/29/50	750	419
8.88%, 5/29/50 (a)	430	240
		3,342
El Salvador (1.7%)
Sovereign (1.7%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,785	675
7.75%, 1/24/23	1,793	1,641
8.63%, 2/28/29 (a)	250	92
		2,408
Ethiopia (0.3%)
Sovereign (0.3%)
Ethiopia International Bond,
6.63%, 12/11/24	870	445

Gabon (1.0%)
Sovereign (1.0%)
Gabon Government International Bond,
6.95%, 6/16/25 (a)	740	614
7.00%, 11/24/31	1,100	729
		1,343
Ghana (0.9%)
Sovereign (0.9%)
Ghana Government International Bond,
7.75%, 4/7/29	1,350	518
7.88%, 2/11/35	460	172
8.63%, 6/16/49 (a)	690	257
8.88%, 5/7/42 (a)	910	339
		1,286
Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.65%, 10/7/41 (a)	400	282
6.13%, 6/1/50 (a)	380	313
		595
Honduras (1.6%)
Sovereign (1.6%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	230	167
5.63%, 6/24/30	635	462
6.25%, 1/19/27	2,015	1,663
		2,292
Hungary (1.2%)
Sovereign (1.2%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,231

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

7.63%, 3/29/41		454	452
			1,683
India (2.5%)
Corporate Bonds (1.1%)
JSW Infrastructure Ltd.,
4.95%, 1/21/29		1,130	879
Vedanta Resources Finance II PLC,
13.88%, 1/21/24		800	670
			1,549
Sovereign (1.4%)
Export-Import Bank of India,
2.25%, 1/13/31		340	256
3.25%, 1/15/30		1,140	954
3.38%, 8/5/26 (a)		800	742
			1,952
			3,501
Indonesia (4.5%)
Sovereign (4.5%)
Indonesia Government International Bond,
3.85%, 7/18/27		450	422
4.13%, 1/15/25		1,300	1,278
4.45%, 4/15/70		700	529
4.65%, 9/20/32		800	752
5.13%, 1/15/45 (a)		1,014	889
5.35%, 2/11/49 (c)		200	178
6.75%, 1/15/44		400	419
Pertamina Persero PT,
4.30%, 5/20/23		1,500	1,489
6.50%, 11/7/48 (a)		500	461
			6,417
Iraq (2.1%)
Sovereign (2.1%)
Iraq International Bond,
5.80%, 1/15/28		3,691	3,043

Ireland (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC,
8.45%, 4/29/26		1,090	762

Ivory Coast (0.9%)
Sovereign (0.9%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	500	330
4.88%, 1/30/32		870	574
6.63%, 3/22/48		608	354
			1,258

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Jamaica (1.3%)
Corporate Bond (1.3%)
Digicel International Finance Ltd.
8.75%, 5/25/24		$2,039	1,870

Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		950	697

Kazakhstan (0.7%)
Sovereign (0.7%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		1,100	1,022

Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,500	1,021

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (d)(e)		3,490	217

Luxembourg (1.2%)
Corporate Bonds (1.2%)
Gol Finance SA,
8.00%, 6/30/26		680	417
Guara Norte Sarl,
5.20%, 6/15/34		386	308
Kernel Holding SA,
6.50%, 10/17/24		200	79
6.75%, 10/27/27		219	81
MC Brazil Downstream Trading Sarl,
7.25%, 6/30/31		990	747
			1,632
Macedonia (0.8%)
Sovereign (0.8%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	1,481	1,084

Mexico (6.6%)
Corporate Bonds (1.5%)
Braskem Idesa SAPI,
7.45%, 11/15/29		$1,810	1,376
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25		827	704
			2,080
Sovereign (5.1%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)		800	691
Petroleos Mexicanos,
5.95%, 1/28/31		1,200	812
6.35%, 2/12/48		2,200	1,186

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

6.70%, 2/16/32	3,263	2,294
6.95%, 1/28/60	500	278
7.69%, 1/23/50	3,200	1,965
		7,226
		9,306
Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond,
5.13%, 4/7/26 (a)	310	259
5.63%, 5/1/23	506	479
		738
Morocco (0.7%)
Corporate Bond (0.4%)
OCP SA,
5.13%, 6/23/51	860	551

Sovereign (0.3%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	820	471
		1,022
Netherlands (1.0%)
Corporate Bonds (1.0%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25	670	644
Coruripe Netherlands BV,
10.00%, 2/10/27	860	737
		1,381
Nigeria (3.0%)
Corporate Bonds (1.2%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	1,100	927
SEPLAT Energy PLC,
7.75%, 4/1/26	880	724
		1,651
Sovereign (1.8%)
Nigeria Government International Bond,
6.38%, 7/12/23	530	516
6.50%, 11/28/27 (a)	620	450
7.14%, 2/23/30 (a)	600	393
7.38%, 9/28/33 (a)	220	134
8.25%, 9/28/51 (a)	490	277
9.25%, 1/21/49 (a)	800	516
Republic of Nigeria,
8.38%, 3/24/29 (a)	300	216
		2,502
		4,153

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Oman (2.9%)
Sovereign (2.9%)
Oman Government International Bond,
4.13%, 1/17/23	450	447
6.00%, 8/1/29 (a)	790	738
6.25%, 1/25/31 (a)	1,900	1,775
6.75%, 1/17/48	1,486	1,197
		4,157
Pakistan (0.7%)
Sovereign (0.7%)
Pakistan Government International Bond,
6.88%, 12/5/27	340	131
7.38%, 4/8/31	325	122
8.88%, 4/8/51	2,200	806
		1,059
Panama (2.9%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	500	395

Sovereign (2.6%)
Panama Government International Bond,
2.25%, 9/29/32	1,580	1,116
3.87%, 7/23/60	550	329
4.00%, 9/22/24	800	782
4.50%, 4/1/56	1,770	1,201
8.88%, 9/30/27	278	318
		3,746
		4,141
Paraguay (1.4%)
Corporate Bond (0.5%)
Frigorifico Concepcion SA,
7.70%, 7/21/28	857	681

Sovereign (0.9%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	800	715
5.40%, 3/30/50 (a)	700	517
		1,232
		1,913
Peru (3.0%)
Corporate Bond (0.4%)
Auna SAA,
6.50%, 11/20/25	690	560

Sovereign (2.6%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	926
Fondo MIVIVIENDA SA,
4.63%, 4/12/27 (a)	360	338

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Peruvian Government International Bond,
3.55%, 3/10/51		1,170	787
6.55%, 3/14/37		1,550	1,594
			3,645
			4,205
Philippines (1.9%)
Sovereign (1.9%)
Philippine Government International Bond,
9.50%, 2/2/30		2,200	2,729

Qatar (0.1%)
Sovereign (0.1%)
Qatar Government International Bond,
4.00%, 3/14/29		200	192

Romania (3.0%)
Sovereign (3.0%)
Romanian Government International Bonds,
1.75%, 7/13/30 (a)	EUR	420	268
2.00%, 4/14/33		$420	245
3.00%, 2/27/27 (a)	EUR	866	734
3.75%, 2/7/34 (a)		830	564
4.00%, 2/14/51		$1,100	617
5.00%, 9/27/26	EUR	672	637
6.13%, 1/22/44		$800	641
6.63%, 9/27/29	EUR	655	609
			4,315
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.75%, 3/13/48		$1,329	832

Serbia (0.8%)
Sovereign (0.8%)
Serbia International Bond,
2.05%, 9/23/36	EUR	432	224
2.13%, 12/1/30 (a)		$400	263
2.13%, 12/1/30		1,000	658
			1,145
South Africa (1.7%)
Sovereign (1.7%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		929	794
Republic of South Africa Government International Bond,
4.30%, 10/12/28		2,000	1,669
			2,463
Sri Lanka (1.6%)
Sovereign (1.6%)
Sri Lanka Government International Bond,
5.75%, 4/18/23		320	83
6.20%, 5/11/27 (d)(e)		2,650	677
6.83%, 7/18/26		200	53
6.85%, 3/14/24		200	51

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

6.85%, 11/3/25 (d)(e)		2,170	585
7.55%, 3/28/30 (d)(e)		3,140	800
7.85%, 3/14/29		200	51
			2,300
Suriname (1.3%)
Sovereign (1.3%)
Suriname Government International Bond,
9.25%, 10/26/26		2,326	1,844

Turkey (2.5%)
Corporate Bonds (1.3%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		1,390	1,136
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25		1,080	748
			1,884
Sovereign (1.2%)
Turkey Government International Bond,
4.88%, 4/16/43		800	454
5.75%, 3/22/24		400	388
5.88%, 6/26/31		500	364
6.88%, 3/17/36 (c)		700	511
			1,717
			3,601
Ukraine (1.0%)
Corporate Bond (0.1%)
NPC Ukrenergo,
6.88%, 11/9/28 (a)		690	135

Sovereign (0.9%)
Ukraine Government International Bond,
6.75%, 6/20/28	EUR	2,200	423
6.88%, 5/21/31		$1,500	281
7.75%, 9/1/25		2,310	552
			1,256
			1,391
United Arab Emirates (4.9%)
Corporate Bonds (2.2%)
DP World Salaam,
6.00%, 10/1/25 (f)		740	721
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)		1,265	929
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24		1,580	1,536
			3,186
Sovereign (2.7%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)		1,000	872
3.13%, 4/16/30		1,040	942

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Finance Department Government of Sharjah,
4.00%, 7/28/50	2,562	1,523
4.38%, 3/10/51	791	486
		3,823
		7,009
United Kingdom (0.9%)
Corporate Bonds (0.9%)
Endeavour Mining PLC,
5.00%, 10/14/26	1,034	826
Petra Diamonds U.S. Treasury PLC,
10.50%, 3/8/26	417	422
		1,248
United States (0.3%)
Corporate Bond (0.3%)
Mercury Chile Holdco LLC,
6.50%, 1/24/27	460	402

Uruguay (0.9%)
Sovereign (0.9%)
Uruguay Government International Bond,
5.10%, 6/18/50	1,385	1,272

Uzbekistan (0.9%)
Sovereign (0.9%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)	550	395
3.90%, 10/19/31	1,230	866
		1,261
Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	15,570	370

Vietnam (1.3%)
Sovereign (1.3%)
Vietnam Government International Bond,
4.80%, 11/19/24	1,900	1,883

Zambia (1.4%)
Sovereign (1.4%)
Zambia Government International Bond,
5.38%, 9/20/22	1,961	927
8.50%, 4/14/24	433	210
8.97%, 7/30/27	1,850	885
		2,022
TOTAL FIXED INCOME SECURITIES (Cost $190,544)		135,138

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

	No. of Warrants
WARRANTS (0.0%) (g)
Venezuela ((0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	5,450	27

	Shares
SHORT-TERM INVESTMENTS (4.9%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	67,106	67

	Face Amount (000)
Repurchase Agreements (0.0%) (g)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $10; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $10)	$9	9
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $3; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $3)	3	3
		12
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (Cost $79)		79

	Shares
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $6,784)	6,784,185	6,784
TOTAL SHORT-TERM INVESTMENTS (Cost $6,863)		6,863
TOTAL INVESTMENTS (100.0%) (Cost $197,407) Including $1,336 of Securities Loaned (j)(k)(l)		142,028
OTHER ASSETS IN EXCESS OF LIABILITIES		801
NET ASSETS		$142,829

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $1,336,000 and $1,361,000, respectively. The Fund received cash collateral of approximately $81,000, of which approximately $79,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,280 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2022.
(g)	Amount is less than 0.05%.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(k)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts and futures contracts.
(l)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,715,000 and the aggregate gross unrealized depreciation is approximately $57,688,000, resulting in net unrealized depreciation of approximately $55,973,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	562		$556	10/7/22	$5
Citibank NA	EUR	7,650		$7,798	10/7/22	299
Citibank NA	EUR	155		$151	10/7/22	(1)
HSBC Bank PLC	EUR	175		$173	10/7/22	1
JPMorgan Chase Bank NA		$957	EUR	1,000	10/7/22	23
State Street Bank and Trust Co.	EUR	221		$215	10/7/22	(2)
State Street Bank and Trust Co.	EUR	75		$72	10/7/22	(1)
State Street Bank and Trust Co.	EUR	688		$667	10/7/22	(8)
State Street Bank and Trust Co.	EUR	692		$671	10/7/22	(7)
State Street Bank and Trust Co.	EUR	228		$223	10/7/22	(1)
						308

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Ultra Note (United States)	35	Dec-22		$3,500	4,147	(219)
U.S. Treasury 2 yr. Note (United States)	10	Dec-22		2,000	2,054	(32)
U.S. Treasury 5 yr. Note (United States)	124	Dec-22		12,400	13,331	(456)
U.S. Treasury Long Bond (United States)	8	Dec-22		800	1,011	(76)
U.S. Treasury Ultra Bond (United States)	50	Dec-22		5,000	6,850	(534)
Short:
Euro-Buxl 30yr. Bond (Germany)	1	Dec-22	EUR	(100)	$(144)	$8
U.S. Treasury 10 yr. Note (United States)	33	Dec-22		$(3,300)	(3,698)	174
German Euro-BOBL Index (Germany)	35	Dec-22	EUR	(3,500)	(4,108)	67
German Euro-Bund Index (Germany)	29	Dec-22		(2,900)	(3,936)	155
U.S. Treasury 5 yr. Note (United States)	3	Dec-22		$(300)	(322)	11
						$(902)

EUR	–	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	77.9%
Corporate Bonds	17.3
Other**	4.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $39,601,000 and net unrealized depreciation of approximately $902,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $308,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments ■ September 30, 2022 (unaudited)

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions.  In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus.  Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Directors have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this  determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$24,497	$—	$24,497
Sovereign	—	110,641	—	110,641
Total Fixed Income Securities	—	135,138	—	135,138
Warrants	—	27	—	27
Short-Term Investments
Investment Company	6,851	—	—	6,851
Repurchase Agreements	—	12	—	12
Total Short-Term Investments	6,851	12	—	6,863
Foreign Currency Forward Exchange Contracts	—	328	—	328
Futures Contracts	415	—	—	415
Total Assets	7,266	135,505	—	142,771
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(20)	—	(20)
Futures Contracts	(1,317)	—	—	(1,317)
Total Liabilities	(1,317)	(20)	—	(1,337)
Total	$5,949	$135,485	$—	$141,434

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.